Average Annual Total Returns - Institutional - Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares	1 Year	5 Years	Since Inception	Inception Date	Return After Taxes on Distributions 1 Year	Return After Taxes on Distributions 5 Years	Return After Taxes on Distributions Since Inception	Return After Taxes on Distributions Inception Date	Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Return After Taxes on Distributions and Sale of Fund Shares Inception Date
Total	5.03%	6.78%	5.95%	Feb. 11, 2015	3.15%	4.74%	3.89%	Feb. 11, 2015	2.90%	4.30%	3.63%	Feb. 11, 2015